Share-Based Payments - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment transactions expense | $	$ 169,000,000	$ 340,000,000	$ 353,000,000
Percentage of discount on market price of share for share based payments	10.00%
Share-based compensation number of shares issued | shares	1,959,000,000	1,957,000,000	1,934,000,000
Fair value of stock options granted | $	$ 7.54	$ 11.79	$ 16.92
AB inBev [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Discount Percentage On Bonus Shares Issued	20.00%
Lock up Period for first half of bonus shares	3 years
Lock up Period for second half of bonus shares	5 years
Management board members and other employees [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment vesting period	five-year
Board of Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment vesting period	vest after five years
Exercise period of stock options	5 years
Restricted Stock Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment vesting period	five-year
Share-based compensation number of shares issued | shares	200,000	1,600,000
Share-based compensation grant date fair value | $	$ 9,000,000	$ 153,000,000
Restricted Stock Units [member] | AB inBev [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise period of stock options	5 years
Stock options granted	100,000	100,000
Fair value of stock options granted | $	$ 4,000,000	$ 4,000,000
Restricted Stock Units [member] | Management board members and other employees [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation number of shares issued | shares	17,000,000	0
Fair value of stock options granted | $	$ 116,000,000
Restricted Stock Units [member] | Board of Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation number of shares issued | shares	1,000,000	0
Long Term Incentive Warrant Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted | shares	3